Risk Management - Additional Information (Detail) - CLP ($) $ in Millions		12 Months Ended
	Dec. 01, 2021	Dec. 31, 2021	Dec. 31, 2020
Liquidity risk limits [line items]
Total cash equity to consolidated risk weighted assets (as a percent)	1.50%
Additional Minimum Percentage Of Regulatory Capital To Consolidated Risk Weighted Assets		10.13%
Additional Minimum Percentage Of Core Capital To Be Maintained For Consolidated Assets		2.00%
Regulatory capital			$ 3,044,661
Minimum regulatory capital ratio		120.00%
Equity			$ 2,315,411
2022 [member]
Liquidity risk limits [line items]
Regulatory adjustment and exclusion from the capital base (as a percent)	15.00%
2023 [member]
Liquidity risk limits [line items]
Regulatory adjustment and exclusion from the capital base (as a percent)	30.00%
2024 [member]
Liquidity risk limits [line items]
Regulatory adjustment and exclusion from the capital base (as a percent)	65.00%
2025 [member]
Liquidity risk limits [line items]
Regulatory adjustment and exclusion from the capital base (as a percent)	100.00%